SUPPLEMENT TO THE PROSPECTUSES AND
                STATEMENTS OF ADDITIONAL INFORMATION ("SAIs") OF
                      EVERGREEN SELECT FIXED INCOME FUNDS,
                        EVERGREEN DOMESTIC GROWTH FUNDS,
               EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS and
                      EVERGREEN RESERVE MONEY MARKET FUNDS


I. Evergreen Select Fixed Income Fund II, Evergreen Capital Growth Fund, Evergreen Fund, Evergreen Growth Fund, Evergreen Masters Fund, Evergreen Tax Strategic Equity Fund, Evergreen Global Leaders Fund, Evergreen Reserve Money Market Fund, Evergreen Reserve Tax-Exempt Money Market Fund, Evergreen Reserve U.S. Government Money Market Fund (collectively, the "Funds")

         Effective November 1, 2000, the Funds will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds.

         In conjunction with the above, the following changes apply to the Funds' prospectuses and SAIs.

Select Fixed Income Fund II:

         The section of the prospectus entitled "FUND FACTS" is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management

         The section entitled "THE FUND'S INVESTMENT ADVISOR" is supplemented as follows:

         Evergreen Investment Management (EIM) is the investment advisor to the Fund.

         EIM (formerly known as Capital Management Group, or CMG), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $30.1 billion in assets for 36 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

         The section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management Company ("EIMC") is the investment advisor to the Fund.

International and Global Growth Funds:

         The section of the prospectus entitled "FUND FACTS" for Evergreen Global Leaders Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management Company

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management Company (EIMC) is the investment advisor to:
         o        Global Leaders Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.9 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management Company ("EIMC") is the investment advisor to Global Leaders Fund.

Domestic Growth Funds:

         The section of the prospectus entitled "FUND FACTS" for Evergreen Capital Growth Fund, Evergreen Fund, Evergreen Growth Fund, Evergreen Masters Fund and Evergreen Tax Strategic Equity Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management Company

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management Company (EIMC) is the investment advisor to:
         o        Capital Growth Fund
         o        Evergreen Fund
         o        Growth Fund
         o        Masters Fund
         o        Tax Strategic Equity Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.9 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management Company ("EIMC") is the investment advisor to Capital Growth Fund, Evergreen Fund, Growth Fund, Masters Fund and Tax Strategic Equity Fund.

Reserve Money Market Funds:

         The section of the prospectus entitled "FUND FACTS" for Evergreen Reserve Tax-Exempt Money Market Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management Company

         The section of the prospectus entitled "FUND FACTS" for Evergreen Reserve Money Market Fund and Evergreen Reserve U.S. Government Money Market Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management Company (EIMC) is the investment advisor to:
         o        Reserve Tax-Exempt Money Market Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.9 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Evergreen Investment Management (EIM) is the investment advisor to:
         o        Reserve Money Market Fund
         o        Reserve U.S. Government Money Market Fund

         EIM (formerly known as Capital Management Group, or CMG), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $30.1 billion in assets for 36 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

         The section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management Company ("EIMC") is the investment advisor to Reserve Tax-Exempt Money Market Fund.

         Evergreen Investment Management ("EIM") is the investment advisor to Reserve Money Market Fund and Reserve U.S. Government Money Market Fund.


November 1, 2000                                           556324  11/00